Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Components of inventories	The components of inventories were as follows (in millions):

	June 30, 2013	December 31, 2012
Raw materials	$59.9	$58.0
Work in process	30.2	30.0
Finished products	84.5	87.3

	$174.6	$175.3